Net Sectorial Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Net Sectorial Financial Assets And Liabilities
Schedule of compositions of net sectorial financial assets and liabilities tariff cycle

Consolidated		Operating revenues		Financial results		Statement of Financial Position
	Balance as of				Tariff		Balance as of
	January 1, 2023	Constitution	Amortization	Updating	flags	Constitution	December 31, 2023
Portion A
Electricity purchased for resale - Itaipu	819,649	(70,066)	(702,517)	59,495	-	-	106,561
Electricity purchased for resale - CVA Energ	(582,059)	(444,221)	555,568	(86,565)	112	-	(557,165)
Transport of energy using the transmission system - basic grid	253,766	540,084	(244,243)	51,550	-	-	601,157
Transport of energy purchased from Itaipu	10,706	50,824	(10,188)	3,251	-	-	54,593
ESS	227,329	271,566	(323,495)	23,651	(56,567)	-	142,484
CDE	200,493	(55,037)	(149,314)	5,138	-	-	1,280
Proinfa	42,078	(32,344)	(22,660)	(1,569)	-	-	(14,495)
Other financial components
Refunds of Pis and Cofins	(765,573)	-	1,525,351	-	-	(1,462,673)	(702,895)
Neutrality	98,598	(41,000)	(79,292)	2,072	-	-	(19,622)
Offset of bilateral contracts under CCEAR	(186)	-	186	-	-	-	-
Hydrological risk	(524,806)	(431,385)	504,007	(23,216)	-	-	(475,400)
Tariff refunds	(175,460)	(92,589)	96,560	(10,118)	-	-	(181,607)
Overcontracting	436,324	327,874	(176,556)	46,848	(297)	-	634,193
Itaipu Bonus	4,943	(68)	(66,026)	(1,076)	-	58,984	(3,243)
Water shortage account	(71,188)	-	71,188	-	-	-	-
CDE Eletrobras	(184,100)	165,167	24,583	(8,336)	-	(39,196)	(41,882)
Other	107,629	(13,446)	(108,315)	(2,872)	-	-	(17,004)
	(101,857)	175,359	894,837	58,253	(56,752)	(1,442,885)	(473,045)
Current assets	190,699						15,473
Noncurrent assets	190,699						15,473
Current liabilities	(433,914)						(476,103)
Noncurrent liabilities	(49,341)						(27,888)

Consolidated		Operating revenues		Financial results		Statement of Financial Position
	Balance as of				Tariff		Balance as of
	December 31, 2021	Constitution	Amortization	Updating	flags	Constitution	December 31, 2022
Portion A
Electricity purchased for resale - Itaipu	1,286,966	344,732	(914,566)	102,517	-	-	819,649
Electricity purchased for resale - CVA Energ	(475,842)	(540,360)	429,160	(36,149)	41,132	-	(582,059)
Transport of energy using the transmission system - basic grid	180,521	213,107	(152,329)	12,467	-	-	253,766
Transport of energy purchased from Itaipu	14,018	8,125	(11,823)	386	-	-	10,706
ESS	531,280	417,465	(324,194)	46,467	(443,689)	-	227,329
CDE	(18,786)	392,608	(201,781)	28,452	-	-	200,493
Proinfa	10,501	77,631	(53,235)	7,181	-	-	42,078
Other financial components
Refunds of Pis and Cofins	(337,350)	-	1,164,877	-	-	(1,593,100)	(765,573)
Neutrality	81,177	94,338	(81,461)	4,544	-	-	98,598
Offset of bilateral contracts under CCEAR	(184)	(239)	385	(148)	-	-	(186)
Hydrological risk	(604,152)	(463,625)	570,582	(27,611)	-	-	(524,806)
Tariff refunds	(198,997)	(66,898)	101,685	(11,250)	-	-	(175,460)
Overcontracting	(78,596)	522,321	53,319	15,420	(76,140)	-	436,324
Itaipu Bonus	(26,451)	46,915	(6,240)	(4,568)	-	(4,713)	4,943
Water shortage account	-	-	76,949	(2,293)	-	(145,844)	(71,188)
CDE Eletrobras	-	165,214	-	(13,803)	-	(335,511)	(184,100)
Other	110,196	86,068	(100,867)	13,933	-	(1,701)	107,629
	474,301	1,297,402	550,461	135,545	(478,697)	(2,080,869)	(101,857)
Current assets	383,740						190,699
Noncurrent assets	383,740						190,699
Current liabilities	(139,770)						(433,914)
Noncurrent liabilities	(153,409)						(49,341)